Business Combinations - Schedule of Recognized Assets and Libailities Pertaining to Business Combination (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Oct. 27, 2020	Dec. 31, 2019	Jul. 16, 2019	Jul. 15, 2019	Jan. 01, 2019	Dec. 31, 2017
Preliminary allocation:
Deferred revenue			$ 2,900		$ 32,000
Goodwill	$ 1,261,444	$ 1,261,444		$ 1,233,173	1,227,262	$ 82,768		$ 63,623
Members' Capital				1,216,240			$ 50,385
Total liabilities and equity	$ 1,869,799	1,745,359		$ 1,721,154			$ 87,061
Monocl Holding Company
Preliminary allocation:
Cash		2,774	2,774
Accounts receivable		788	788
Prepaid expenses and other current assets		614	614
Property and equipment		20	20
Intangible assets		18,900	18,900
Accounts payable and accrued expenses		(2,137)	(2,137)
Deferred revenue		(2,884)	(2,884)
Total assets acquired and liabilities assumed		18,075	18,075
Goodwill		28,271	28,271
Purchase price		$ 46,346	$ 46,346
Definitive Holdco
Preliminary allocation:
Cash					17,058	17,058
Accounts receivable					12,747	12,747
Deferred contract costs						5,735
Prepaid expenses and other current assets					1,705	1,539
Other assets					14,638	49
Property and equipment					2,201	2,201
Intangible assets					475,400	19,108
Total assets					1,751,010	141,204
Accounts payable and accrued expenses					(15,200)	(5,477)
Deferred revenue					32,000	38,278
Goodwill					1,227,261	82,767
Purchase price					(1,699,612)
Term Loan					436,553
Total liabilities					483,753	43,755
Members' Capital					1,267,257	97,449
Total liabilities and equity					1,751,010	141,204
Definitive Holdco | At Carrying Value [Member]
Preliminary allocation:
Cash						17,058
Accounts receivable						12,747
Deferred contract costs						5,735
Prepaid expenses and other current assets						1,539
Other assets						49
Property and equipment						2,201
Intangible assets						19,108
Accounts payable and accrued expenses						(5,477)
Deferred revenue						(38,278)
Total assets acquired and liabilities assumed						14,682
Goodwill						82,767
Definitive Holdco | At Fair Value [Member]
Preliminary allocation:
Deferred contract costs					(5,735)	(5,735)
Prepaid expenses and other current assets					150	150
Intangible assets					456,292	456,292
Total assets						1,595,201
Accounts payable and accrued expenses					(684)	(684)
Deferred revenue					(6,278)	(6,278)
Total assets acquired and liabilities assumed					457,669
Goodwill					1,144,494	1,144,494
Total liabilities						6,962
Members' Capital						1,602,163
Total liabilities and equity						1,595,201
Definitive Holdco | Debt Financing Or Finance Merger [Member]
Preliminary allocation:
Cash					17,058
Accounts receivable					12,747
Prepaid expenses and other current assets					1,689	16
Other assets					49	14,589
Property and equipment					2,201
Intangible assets					475,400
Total assets						14,605
Accounts payable and accrued expenses					(4,793)	(10,407)
Deferred revenue					(32,000)
Total assets acquired and liabilities assumed					472,351
Goodwill					1,227,261
Purchase price					$ 1,699,612
Term Loan						436,553
Total liabilities						446,960
Members' Capital						(432,355)
Total liabilities and equity						$ 14,605